INCOME TAX - Additional Information (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of income tax expense [Line Items]
Income tax on dividends	$ 0	$ 0
Unused tax losses
Disclosure of income tax expense [Line Items]
Unused net operating losses for which no deferred tax assets have been recognized	2,559,000	2,672,000	$ 3,400,000
Tax losses unrecognized deferred tax assets (before tax effect)	12,329,000	12,642,000	15,928,000
Deductible temporary differences
Disclosure of income tax expense [Line Items]
Deductible temporary differences for which no deferred tax asset is recognized	219,000	350,000	476,000
Deductible temporary differences (before tax effect) not recognized deferred tax assets.	$ 1,127,000	$ 1,635,000	$ 2,154,000